Property and Equipment, net - Summary of Property and Equipment, Net (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Property And Equipment, Net [Line Items]
Less: Accumulated Depreciation		$ (4,600)	$ (3,730)
Property and equipment, net	$ 1,852	4,152	11,536
Computer Hardware, Software, And Equipment [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, plant and equipment, gross		5,009	6,612
Furniture and Fixtures [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, plant and equipment, gross		1,354	6,347
Leasehold Improvements [Member]
Schedule Of Property And Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 2,389	$ 2,307